Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 97.7%
ARGENTINA — 5.0%
MercadoLibre, Inc.*	139,989	$206,083,406

AUSTRALIA — 1.7%
Afterpay Ltd.*	526,706	41,137,890
WiseTech Global Ltd.	1,309,250	29,133,261
		70,271,151
BELGIUM — 1.9%
Umicore SA	1,462,889	77,612,754

CHINA — 19.0%
Alibaba Group Holding Ltd.*	5,696,608	161,855,593
Meituan, Class B *	5,120,500	199,823,397
NIO, Inc. ADR*	1,866,744	72,765,681
Ping An Insurance Group Co. of China Ltd., Class H	5,283,500	63,197,826
TAL Education Group ADR*	1,115,272	60,057,397
Tencent Holdings Ltd.	2,863,200	228,504,992
		786,204,886
DENMARK — 5.5%
Ambu A/S, B Shares	1,407,401	66,095,227
Chr. Hansen Holding A/S*	281,331	25,554,596
Genmab A/S*	289,743	95,294,646
Novozymes A/S, B Shares	384,557	24,606,538
Vestas Wind Systems A/S	85,444	17,625,973
		229,176,980
FRANCE — 6.2%
Adevinta ASA*	626,550	9,231,847
Faurecia SE*	34,742	1,854,525
Kering	227,284	156,839,084
L’Oreal SA	226,761	86,867,892
		254,793,348
GERMANY — 7.5%
Aixtron SE*	1,145,970	26,047,485
BASF SE	369,230	30,684,112
CureVac NV*	233,787	21,382,159
HelloFresh SE*	1,016,019	75,701,433
MorphoSys AG*	162,909	14,190,328
Zalando SE*	1,428,722	139,997,017
		308,002,534
HONG KONG — 3.1%
AIA Group Ltd.	7,258,200	88,816,928
Hong Kong Exchanges & Clearing Ltd.	658,201	39,048,367
		127,865,295
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	564,415	19,392,936

ISRAEL — 2.0%
Wix.com Ltd.*	295,656	82,553,068

ITALY — 4.1%
Ferrari NV	804,654	168,320,361

JAPAN — 10.3%
M3, Inc.	2,180,600	149,693,983
Nidec Corp.	752,800	91,787,273
Pan Pacific International Holdings Corp.	973,300	22,974,176
Pigeon Corp.	487,100	18,470,432
SBI Holdings, Inc.	897,300	24,383,404
SMC Corp.	113,100	65,867,208

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
JAPAN (continued)
SoftBank Group Corp.	600,700	$51,142,179
		424,318,655
NETHERLANDS — 14.4%
Adyen NV*	63,950	142,698,375
Argenx SE*	220,954	60,756,559
ASML Holding NV	559,050	343,015,902
EXOR NV	576,951	48,661,719
		595,132,555
NEW ZEALAND — 0.6%
Xero Ltd.*	271,911	26,317,153

NORWAY — 0.5%
Schibsted ASA, Class A *	241,038	10,131,035
Schibsted ASA, B Shares*	288,179	10,329,108
		20,460,143
SAUDI ARABIA — 2.1%
Delivery Hero SE*	659,450	85,476,070

SPAIN — 2.1%
Industria de Diseno Textil SA	2,632,435	86,975,542

SWEDEN — 3.7%
Atlas Copco AB, A Shares	1,514,425	92,330,330
Kinnevik AB, B Shares*	1,226,750	59,622,553
		151,952,883
SWITZERLAND — 1.0%
Temenos AG	297,099	42,868,067

UNITED KINGDOM — 2.4%
Ocado Group PLC*	2,773,345	77,756,806
Rolls-Royce Holdings PLC*	15,949,895	23,162,493
		100,919,299
UNITED STATES — 4.1%
Spotify Technology SA*	495,407	132,744,305
Stellantis NV	2,040,190	36,088,935
		168,833,240
Total Common Stocks (cost $1,660,567,232)		4,033,530,326
PREFERRED STOCKS — 1.3%
GERMANY — 1.3%
Sartorius AG 0.16% (cost $11,065,751)	107,764	53,726,700
TOTAL INVESTMENTS — 99.0% (cost $1,671,632,983)		$4,087,257,026
Other assets less liabilities — 1.0%		40,131,655
NET ASSETS — 100.0%		$4,127,388,681

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$611,674,951	$3,421,855,375	$—	$4,033,530,326
Preferred Stocks**	—	53,726,700	—	53,726,700
Total	$611,674,951	$3,475,582,075	$—	$4,087,257,026

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.